CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2022
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Schedule of Preferred Shares activities

Mezzanine equity	Series A	Series B-1	Series B-2	Series C	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2019	82,334	—	465,509	—	547,843
Issuance of Series B 1 Preferred Shares	—	138,695	—	—	138,695
Issuance of Series C Preferred Shares	—	—	—	658,265	658,265
Accretion of Series A Preferred Shares to redemption value	28,134	—	—	—	28,134
Accretion of Series B-1 Preferred Shares to redemption value	—	3,786	—	—	3,786
Accretion of Series B-2 Preferred Shares to redemption value	—	—	30,290	—	30,290
Accretion of Series C Preferred Shares to redemption value	—	—	—	523	523
Balance as of December 31, 2020	110,468	142,481	495,799	658,788	1,407,536
Accretion of Series A Preferred Shares to redemption value	867	—	—	—	867
Accretion of Series B-1 Preferred Shares to redemption value	—	302	—	—	302
Accretion of Series B-2 Preferred Shares to redemption value	—	—	733	—	733
Accretion of Series C Preferred Shares to redemption value	—	—	—	87	87
Conversion of preferred shares to ordinary shares upon the IPO	(111,335)	(142,783)	(496,532)	(658,875)	(1,409,525)
Balance as of December 31, 2021	—	—	—	—	—